(16) DEBTS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Debts And Borrowings Tables
Schedule of borrowings
	December 31, 2016					Borrowings raised	Repayments of principal	Interests, restatements and mark to market	Exchange rate variations	Interests paid	December 31, 2017
	Current		Noncurrent								Current		Noncurrent
	Interests	Principal	Interests	Principal	Total						Interests	Principal	Principal	Total
Measured at cost
Local currency
Investment	17,827	842,015	-	4,606,227	5,466,069	169,650	(1,151,289)	440,526	-	(379,542)	15,564	647,250	3,882,601	4,545,415
Rental assets	38	1,034	-	3,955	5,028	-	(1,038)	377	-	(373)	13	1,180	2,800	3,993
Financial Institutions	89,387	255,355	144,709	1,517,251	2,006,702	185,752	(515,824)	207,812	-	(343,163)	79,015	472,928	989,335	1,541,278
Others	50	59,756	-	42,370	102,176	27,209	(58,490)	5,638	-	(1,793)	32	46,125	28,584	74,741
Total at cost	107,303	1,158,159	144,709	6,169,803	7,579,974	382,611	(1,726,640)	654,353	-	(724,871)	94,624	1,167,484	4,903,320	6,165,427

Measured at fair value
Foreign currency
Financial Institutions	22,062	595,101	-	4,922,463	5,539,626	569,260	(1,315,172)	138,568	124,311	(139,596)	21,034	2,322,261	2,573,703	4,916,997
Mark to market	-	(1,764)	-	(35,651)	(37,415)	-	-	(21,137)	-	-	-	(11,375)	(47,177)	(58,552)
Total at fair value	22,062	593,337	-	4,886,812	5,502,211	569,260	(1,315,172)	117,431	124,311	(139,596)	21,034	2,310,885	2,526,526	4,858,445

Borrowing costs	-	(5,213)	-	(32,930)	(38,143)	(6,415)	-	12,742	-	-	-	(4,420)	(27,396)	(31,816)

Total	129,364	1,746,284	144,709	11,023,685	13,044,041	945,456	(3,041,812)	784,526	124,311	(864,467)	115,658	3,473,949	7,402,450	10,992,057

Schedule of borrowings measured at amortized cost

Measured at amortized cost	Dec 31, 2017	Dec 31, 2016	Annual interest	Amortization	Collateral	ESGDIV	SENSI	Taxa
Local currency
Investment
CPFL Paulista
FINEM V	2,883	37,078	TJLP + 2.12% to 3.3% (c)	72 monthly installments from February 2012	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM V	1,892	3,638	Fixed rate 8% (c)	90 monthly installments from August 2011	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM V	23,283	30,835	Fixed rate 5.5% (b)	96 monthly installments from February 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VI	101,068	149,984	TJLP + 2.06% to 3.08% (e) (f)	72 monthly installments from January 2014	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM VI	7,401	8,907	Fixed rate 2.5% (a)	114 monthly installments from June 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VI	135,787	163,404	Fixed rate 2.5% (a)	96 monthly installments from December 2014	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VII	29,612	57,798	Fixed rate 6% (b)	96 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VII	32,687	73,435	SELIC + 2.62% to 2.66% (h)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	cdi	SELIC	SELIC	TRUE
FINEM VII	54,259	132,622	TJLP + 2.12% to 2.66% (c) (d)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINAME	16,904	25,356	Fixed rate 4.5%	96 monthly installments from January 2012	CPFL Energia guarantee	Others	FIX	fix	TRUE
CPFL Piratininga									TRUE
FINEM IV	1,553	19,970	TJLP + 2.12% to 3.3% (c)	72 monthly installments from February 2012	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM IV	610	1,173	Fixed rate 8% (c)	90 monthly installments from August 2011	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM IV	12,108	16,035	Fixed rate 5.5% (b)	96 monthly installments from February 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM V	29,540	43,836	TJLP + 2.06% to 3.08% (e) (f)	72 monthly installments from January 2014	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM V	1,944	2,339	Fixed rate 2.5% (a)	114 monthly installments from June 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM V	33,791	40,664	Fixed rate 2.5% (a)	96 monthly installments from December 2014	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VI	37,052	41,620	SELIC + 2.62% to 2.66% (h)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	cdi	SELIC	SELIC	TRUE
FINEM VI	53,823	65,778	TJLP + 2.12% to 2.66% (c) (d)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM VI	24,308	28,198	Fixed rate 6% (b)	96 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINAME	8,016	12,023	Fixed rate 4.5%	96 monthly installments from January 2012	CPFL Energia guarantee	Others	FIX	fix	TRUE
RGE SUL									TRUE
FINEP	4,481	7,757	TJLP	73 monthly installments from May 2016	Bank guarantee	TJLP	TJLP	TJLP	TRUE
FINEP	5,487	7,562	Fixed rate 5%	81 monthly installments from September 2013	Bank guarantee	Others	FIX	fix	TRUE
RGE									TRUE
FINEM V	1,745	22,444	TJLP + 2.12% to 3.3% (c)	72 monthly installments from February 2012	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM V	8,932	11,828	Fixed rate 5.5% (b)	96 monthly installments from February 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VI	53,994	80,126	TJLP + 2.06% to 3.08% (e) (f)	72 monthly installments from January 2014	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINEM VI	783	942	Fixed rate 2.5% (a)	114 monthly installments from June 2013	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VI	49,930	60,085	Fixed rate 2.5% (a)	96 monthly installments from December 2014	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VII	34,001	39,442	Fixed rate 6% (b)	96 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	Others	FIX	fix	TRUE
FINEM VII	58,097	65,261	SELIC + 2.62% to 2.66% (h)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	cdi	SELIC	SELIC	TRUE
FINEM VII	66,601	81,394	TJLP + 2.12% to 2.66% (d)	72 monthly installments from April 2016	SGBP and CPFL Energia guarantee and receivables	TJLP	TJLP	TJLP	TRUE
FINAME	4,022	6,033	Fixed rate 4.5%	96 monthly installments from January 2012	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINAME	109	168	Fixed rate 10.0%	90 monthly installments from May 2012	Liens on assets	Others	FIX	fix	TRUE
FINAME	443	579	Fixed rate 10.0%	66 monthly installments from October 2015	Liens on assets	Others	FIX	fix	TRUE
Companhia Luz e Força Santa Cruz									TRUE
FINEM	—	9,094	Fixed rate 6%	111 monthly installments from April 2015	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINEM	—	3,381	SELIC + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	—	6,062	TJLP + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
CPFL Leste Paulista									TRUE
FINEM	—	3,397	Fixed rate 6%	111 monthly installments from April 2015	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINEM	—	1,239	SELIC + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	—	2,224	TJLP + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
CPFL Sul Paulista									TRUE
FINEM	—	2,412	Fixed rate 6%	111 monthly installments from April 2015	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINEM	—	1,731	SELIC + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	—	3,122	TJLP + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
Companhia Jaguari de Energia (CPFL Santa Cruz)									TRUE
Santander - Bank credit note	3,514	—	TJLP + 2.99% (f)	96 monthly installments from October 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
Santander - Bank credit note	1,215	—	UMBNDES +1.99%	96 monthly installments from October 2015	CPFL Energia guarantee	Others	USD	usd	TRUE
Santander - Bank credit note	2,759	1,464	TJLP + 3.1%	96 monthly installments from June 2014	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
Santander - Bank credit note	1,077	572	UMBNDES + 2.1%	96 monthly installments from June 2014	CPFL Energia guarantee	Others	USD	usd	TRUE
FINEM	15,016	2,422	Fixed rate 6%	111 monthly installments from April 2015	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINEM	6,424	1,287	SELIC + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	12	—	Selic + 3.63%	36 monthly installments from December 2018	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	10,612	2,321	TJLP + 2.19%	72 monthly installments from April 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
FINEM	6,204	—	TJLP + 3.29%	36 monthly installments from December 2018	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
FINEM	206	—	TJLP + 3.39%	96 monthly installments from May 2019	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
CPFL Mococa									TRUE
Santander - Bank credit note	—	1,883	TJLP + 3.1%	96 monthly installments from June 2014	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
Santander - Bank credit note	—	736	UMBNDES + 2.1%	96 monthly installments from June 2014	CPFL Energia guarantee	Others	USD	usd	TRUE
Santander - Bank credit note	—	1,413	UMBNDES +1.99%	96 monthly installments from October 2015	CPFL Energia guarantee	Others	USD	usd	TRUE
Santander - Bank credit note	—	4,081	TJLP + 2.99% (f)	96 monthly installments from October 2015	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
CPFL Serviços									TRUE
FINAME	1,086	1,297	Fixed rate 2.5% to 5.5%	96 monthly installments from August 2014	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	253	313	Fixed rate 6%	72 monthly installments from April 2016	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	472	668	Fixed rate 7.7% to 10%	90 monthly installments from December 2012	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	9,534	11,292	Fixed rate 2.5% to 5.5%	114 monthly installments from February 2013	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	33	47	TJLP + 4.2%	90 monthly installments from November 2012	CPFL Energia guarantee and liens on equipment	TJLP	TJLP	TJLP	TRUE
FINAME	1,839	2,249	Fixed rate 6%	90 monthly installments from October 2014	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	88	101	Fixed rate 6%	96 monthly installments from July 2016	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	5,039	5,768	Fixed rate 6%	114 monthly installments from June 2015	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	514	762	TJLP + 2.2% to 3.2% (c)	56 monthly installments from July 2015	CPFL Energia guarantee and liens on equipment	TJLP	TJLP	TJLP	TRUE
FINAME	3,060	3,870	Fixed rate 9.5% to 10% (c)	66 monthly installments from October 2015	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	1,276	1,589	Fixed rate 6% to 10% (e)	66 monthly installments from August 2016	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	5,216	5,832	TJLP + 3.50% (e)	48 monthly installments from June 2017	CPFL Energia guarantee and liens on equipment	TJLP	TJLP	TJLP	TRUE
FINAME	1,201	2,511	SELIC + 3.90%	48 monthly installments from June 2017	CPFL Energia guarantee and liens on equipment	cdi	SELIC	SELIC	TRUE
FINAME	1,251	—	SELIC + 3.86%	48 monthly installments from August 2017	CPFL Energia guarantee and liens on equipment	cdi	SELIC	SELIC	TRUE
FINAME	1,262	1,147	TJLP + 3.40%	36 monthly installments from August 2017	CPFL Energia guarantee and liens on equipment	cdi	TJLP	TJLP	TRUE
FINAME	588	495	SELIC + 3.74%	36 monthly installments from August 2017	CPFL Energia guarantee and liens on equipment	TJLP	SELIC	SELIC	TRUE
FINAME	2,613	—	SELIC + 3.58% to 3.72%	36 monthly installments from January 2019	CPFL Energia guarantee and liens on equipment	cdi	SELIC	SELIC	TRUE
FINAME	8,905	—	TJLP + 3.25% to 3.38%	36 monthly installments from January 2019	CPFL Energia guarantee and liens on equipment	TJLP	TJLP	TJLP	TRUE
CPFL Telecom									TRUE
FINAME	—	7,448	Fixed rate 6.0% (b)	60 monthly installments from December 2016	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINEM	—	7,849	SELIC + 3.12% (h)	60 monthly installments from December 2016	CPFL Energia guarantee	cdi	SELIC	SELIC	TRUE
FINEM	—	21,342	TJLP + 2.12% to 3.12% (c)	60 monthly installments from December 2016	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
FINEM	—	470	TJLP	60 monthly installments from December 2016	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
CPFL Transmissão Piracicaba									TRUE
FINAME	14,275	16,871	Fixed rate 3.0%	96 monthly installments from July 2015	CPFL Energia guarantee	Others	FIX	fix	TRUE
CERAN									TRUE
BNDES	—	266,484	TJLP + 3.69% to 5%	208 monthly installments from December 2005	Pledge of shares; assignment of credit, concession rights and revenues	TJLP	TJLP	TJLP	TRUE
BNDES	—	48,409	UMBNDES + 5% (1)	208 monthly installments from February 2006	Pledge of shares; assignment of credit, concession rights and revenues	cdi	USD	usd	TRUE
CPFL Renováveis									TRUE
FINEM I	232,310	262,224	TJLP + 1.95%	168 monthly installments from October 2009	Pledge of the subdidiary's and PCH Holding's shares; assignment of credit and concession rights ; and liens on equipment	TJLP	TJLP	TJLP	TRUE
FINEM II	18,951	22,210	TJLP + 1.90%	144 monthly installments from June 2011	CPFL Energia and CPFL Bioenergia guarantees, liens on assets and assignment of credit rights	TJLP	TJLP	TJLP	TRUE
FINEM III	460,623	495,912	TJLP + 1.72%	192 monthly installments from May 2013	SGBP and CPFL Energia guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit rights	TJLP	TJLP	TJLP	TRUE
FINEM V	69,485	80,362	TJLP + 2.8% to 3.4%	143 monthly installments from December 2011	CPFL Renováveis guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM VI	69,619	74,737	TJLP + 2.05%	192 monthly installments from October 2013	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM VII	119,234	138,474	TJLP + 1.92%	156 monthly installments from October 2010	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM IX	17,827	25,195	TJLP + 2.15%	120 monthly installments from May 2010	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; assignment of credit and concession rights and real estate mortgage	TJLP	TJLP	TJLP	TRUE
FINEM X	—	230	TJLP	84 monthly installments from October 2010	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XI	95,016	105,670	TJLP + 1.87% to 1.9%	168 monthly installments from January 2012	CPFL Energia guarantee; liens on assets; and assignment of credit rights	TJLP	TJLP	TJLP	TRUE
FINEM XII	297,835	317,289	TJLP and TJLP + 2.18%	192 monthly installments from July 2014	SGBP, CPFL Energia, CPFL Renováveis and Eólica Holding guarantees; pledge of the subsidiary's and Eólica Holding's shares; liens on assets; assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XIII	298,439	318,257	TJLP + 2.02% to 2.18%	192 monthly installments from November 2014	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; liens on assets; assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XV	23,185	27,305	TJLP + 3.44%	139 monthly installments from September 2011	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XVI	4,335	6,418	Fixed rate 5.50%	101 monthly installments from September 2011	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of the subsidiary's shares; and assignment of credit and concession rights	Others	FIX	fix	TRUE
FINEM XVII	428,205	460,426	TJLP and TJLP + 2.18%	192 monthly installments from January 2013	Bank guarantee; pledge of the subsidiary's and DESA Eólica's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XVIII	9,044	13,763	Fixed rate 4.5%	102 monthly installments from June 2011	CPFL Energia and Bioenergia guarantees; liens on assets; and assignment of credit rights	Others	FIX	fix	TRUE
FINEM XIX	27,579	29,559	TJLP + 2.02%	192 monthly installments from January 2014	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XX	37,208	44,650	Fixed rate 2.5%	108 monthly installments from January 2014	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
FINEM XXI	37,583	40,281	TJLP + 2.02%	192 monthly installments from January 2014	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XXII	32,734	39,281	Fixed rate 2.5%	108 monthly installments from January 2014	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
FINEM XXIII	1,153	1,729	Fixed rate 4.5%	102 monthly installments from June 2011	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
FINEM XXIV	82,632	109,580	Fixed rate 5.5%	108 monthly installments from January 2012	SGBP and CPFL Energia guarantees; liens on assets; and assignment of credit rights	Others	FIX	fix	TRUE
FINEM XXV	83,136	87,492	TJLP + 2.18%	192 monthly installments from July 2016	SGBP and CPFL Energia guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XXVI	681,912	525,011	TJLP + 2.75%	192 monthly installments from July 2017	SGBP and CPFL Energia guarantees; pledge of subsidiary's and T-16's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XXVII	67,584	70,532	TJLP + 2,02%	162 monthly installments from November 2016	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINEM XXVIII	1,415	—	TJLP	144 monthly installments from January 2018	SGBP, CPFL Energia and CPFL Renováveis guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	TJLP	TJLP	TJLP	TRUE
FINAME I	2,387	2,857	Fixed rate 2.5%	96 monthly installments from February 2015	CPFL Renováveis guarantee; and liens on assets	Others	FIX	fix	TRUE
FINEP I	904	1,397	Fixed rate 3.5%	61 monthly installments from October 2014	Bank guarantee	Others	FIX	fix	TRUE
FINEP II	9,516	10,445	TJLP - 1.0%	85 monthly installments from June 2017	Bank guarantee	TJLP	TJLP	TJLP	TRUE
FINEP III	4,091	5,232	TJLP + 2.0%	73 monthly installments from July 2015	Bank guarantee	Others	FIX	fix	TRUE
BNB I	92,926	100,323	Fixed rate 9.5% to 10% and compliance bonus of 15%	168 monthly installments from January 2009	SIIF Énergies do Brasil guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
BNB II	151,428	158,364	Fixed rate 10% and compliance bonus of 15% to 25%	222 monthly installments from May 2010	BVP S.A. and bank guarantees; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
BNB III	27,138	29,020	Fixed rate 9.5% and compliance bonus of 25%	228 monthly installments from July 2009	CPFL Renováveis guarantee; pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	Others	FIX	fix	TRUE
NIB	57,291	67,872	IGPM + 8.63%	50 quarterly installments from June 2011	Pledge of subsidiary's shares; liens on assets; and assignment of credit and concession rights	IGP-M	IGP-M	igp-m	TRUE
									TRUE
Purchase of assets									TRUE
CPFL Eficiência									TRUE
FINAME	2,281	2,923	Fixed rate 4.5% to 8.7%	96 monthly installments from March 2012	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINAME	81	99	Fixed rate 6%	72 monthly installments from October 2016	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINAME	171	234	TJLP + 2.70%	48 monthly installments from August 2016	CPFL Energia guarantee	TJLP	TJLP	TJLP	TRUE
FINAME	174	219	SELIC + 2.70%	48 monthly installments from August 2016	CPFL Energia guarantee	cdi	CDI	CDI	TRUE
FINAME	100	121	Fixed rate 9.5%	36 monthly installments from September 2017	CPFL Energia guarantee	Others	FIX	fix	TRUE
FINAME	515	678	Fixed rate 9.5%	48 monthly installments from February 2017	CPFL Energia guarantee and liens on equipment	Others	FIX	fix	TRUE
FINAME	672	753	TJLP + 3.50%	48 monthly installments from August 2017	CPFL Energia guarantee and liens on equipment	TJLP	TJLP	TJLP	TRUE
									TRUE
Financial institutions									TRUE
CPFL Paulista									TRUE
Banco do Brasil - Working capital	—	380,403	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Piratininga									TRUE
Banco do Brasil - Working capital	—	66,951	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Companhia Luz e Força Santa Cruz									TRUE
Banco do Brasil - Working capital	—	50,213	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	6,925	CDI + 0.27% (f)	12 semiannual installments from June 2015	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Leste Paulista									TRUE
Banco IBM - Working capital	—	5,405	100.0% of CDI	14 semiannual installments from December 2012	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	20,955	CDI + 0.1%	12 semiannual installments from October 2014	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	15,658	CDI + 0.27%	12 semiannual installments from March 2015	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	6,993	CDI + 1.33% (f)	8 semiannual installments from January 2016	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Sul Paulista									TRUE
Banco do Brasil - Working capital	—	31,954	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	7,888	CDI + 0.27% to 1.33 (f)	12 semiannual installments from June 2015	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	6,784	CDI + 1.27%	8 semiannual installments from February 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Companhia Jaguari de Energia (CPFL Santa Cruz)									TRUE
Banco do Brasil - Working capital	95,682	4,413	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	35,895	—	CDI + 0.27% (f)	12 semiannual installments from June 2015	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	5,180	—	CDI + 1.33% (f)	8 semiannual installments from January 2016	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	5,652	—	CDI + 1.27%	8 semiannual installments from February 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	13,111	10,726	100.0% of CDI	14 semiannual installments from December 2012	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	25,443	11,297	CDI + 0.1%	12 semiannual installments from October 2014	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Mococa									TRUE
Banco do Brasil - Working capital	—	28,911	104.90% of CDI (f)	2 annual installments from July 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	3,481	100.0% of CDI	14 semiannual installments from December 2012	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Banco IBM - Working capital	—	13,296	CDI + 0.27%	12 semiannual installments from March 2015	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Serviços									TRUE
Banco IBM - Working capital	1,279	3,473	CDI + 0.10%	11 semiannual installments from June 2013	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
Promissory notes	46,941	—	104.0% of CDI	1 installment in June 2018	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Geração									TRUE
Banco do Brasil - Working capital	630,309	641,316	109.5% of CDI	1 installment in March 2019	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Telecom									TRUE
Banco IBM - Working capital	—	31,449	CDI + 0.18%	12 semiannual installments from August 2014	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Transmissão Morro Agudo									TRUE
Santander	—	5,031	CDI + 1.60%	1 installment in March 2017	CPFL Energia guarantee	CDI	CDI	CDI	TRUE
CPFL Renováveis									TRUE
Bradesco	204,934	250,363	CDI + 0.5%	8 annual installment from June 2013	No collateral	CDI	CDI	CDI	TRUE
Safra	194,006	208,547	105% of CDI	14 installments from August 2016	No collateral	CDI	CDI	CDI	TRUE
Banco BBM - Bank credit note	44,095	44,171	CDI + 3.40%	1 installment in March 2018	No collateral	CDI	CDI	CDI	TRUE
Banco BBM - Bank credit note	26,198	—	CDI + 1.90%	Bullet	CPFL Renováveis guarantee	CDI	CDI	CDI	TRUE
Banco ABC - Bank credit note	—	44,217	CDI + 3.80%	1 installment in December 2017	No collateral	CDI	CDI	CDI	TRUE
Deustche Bank - Bank credit note	46,966	—	CDI + 1.45%	Bullet	CPFL Renováveis promissory note	CDI	CDI	CDI	TRUE
Banco ABC - Promissory notes	102,006	105,883	CDI + 3.80%	4 semiannual installments from February 2017	No guarantee	CDI	CDI	CDI	TRUE
Banco BBM - Promissory notes	63,582	—	CDI + 1.39%	1 installment in June 2018	CPFL Renováveis guarantee	CDI	CDI	CDI	TRUE
									TRUE
Others									TRUE
Eletrobrás									TRUE
CPFL Paulista	2,410	2,960	RGR + 6% to 6.5%	120 monthly installments from January 2013	Receivables and promissory notes	Others	RGR	RGR	TRUE
RGE	3,988	5,851	RGR + 6%	120 monthly installments from May 2008	Receivables and promissory notes	Others	RGR	RGR	TRUE
RGE SUL	18,970	25,946	RGR + 6%	120 monthly installments from December 2008	Bank guarantee; assignment of credit rights; and promissory notes	Others	RGR	RGR	TRUE
CPFL Santa Cruz	—	508	RGR + 6%	120 monthly installments from January 2007	Receivables and promissory notes	Others	RGR	RGR	TRUE
CPFL Leste Paulista	—	338	RGR + 6%	120 monthly installments from February 2008	Receivables and promissory notes	Others	RGR	RGR	TRUE
CPFL Sul Paulista	—	303	RGR + 6%	120 monthly installments from August 2007	Receivables and promissory notes	Others	RGR	RGR	TRUE
CPFL Jaguari	—	9	RGR + 6%	120 monthly installments from June 2007	Receivables and promissory notes	Others	RGR	RGR	TRUE
CPFL Mococa	—	122	RGR + 6%	120 monthly installments from January 2008	Receivables and promissory notes	Others	RGR	RGR	TRUE
Others	49,372	66,141				Others	Outros	Outros	TRUE
Subtotal local currency	6,165,427	7,579,974							TRUE
									TRUE
Foreign currency									TRUE
Measured at fair value									TRUE
Financial institutions									TRUE
CPFL Paulista									TRUE
Bank of America Merrill Lynch	332,766	327,503	US$+Libor 3 months+1.35% (3)	1 installment in october 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of America Merrill Lynch	148,930	146,703	US$+Libor 3 months+1.70% (4)	1 installment in September 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of Tokyo-Mitsubishi	165,826	163,279	US$ + Libor 3 months + 0.88% (3) (g)	1 installment in February 2020	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of Tokyo-Mitsubishi	124,211	163,106	US$+Libor 3 months+0.80% (3) (f)	4 semiannual installments from September 2017	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
BNP Paribas	—	68,663	Euro + 1.6350% (2)	1 installment in January 2018	CPFL Energia guarantee and promissory notes	CDI	EUR	eur	TRUE
HSBC	—	282,808	US$ + Libor 3 months + 1.30% (2)	1 installment in January 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
J.P. Morgan	—	130,522	US$ + 2.28% to 2.32% (3)	1 installment in December 2017	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
J.P. Morgan	—	115,382	US$ + 2.36% to 2.39% (3)	1 installment in January 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
J.P. Morgan	83,783	82,544	US$ + 2.74% (3)	1 installment in January 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
J.P. Morgan	—	49,311	US$ + 2.2% (3)	1 installment in February 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of America Merrill Lynch	498,061	490,334	US$ + Libor 3 months + 1.40% (3)	1 installment in February 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Mizuho Bank	248,189	244,484	US$+Libor 3 months+1.55% (3) (f)	3 semiannual installments from March 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Syndicated transaction (**) - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada	221,475	218,104	US$ + Libor 3 months + 2.7% (4)	5 semiannual installments from May 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Piratininga									TRUE
BNP Paribas	218,814	188,822	Euro + 1.6350% (3)	1 installment in January 2018	CPFL Energia guarantee and promissory notes	CDI	EUR	eur	TRUE
Citibank	207,743	204,486	US$ + Libor 3 months + 1.41% (3)	2 annual installments from January 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Citibank	165,740	163,225	US$ + Libor 3 months + 1.35% (4)	1 installment in March 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	—	54,235	US$ + 2.08% (3)	1 installment in August 2017	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Sumitomo	166,346	163,712	US$ + Libor 3 months + 1.35% (3) (f)	1 installment in April 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Syndicated transaction (**) - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada	221,475	218,104	US$ + Libor 3 months + 2.7% (4)	5 semiannual installments from May 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
RGE									TRUE
Bank of Tokyo-Mitsubishi	59,793	58,852	US$ + Libor 3 months + 0.82%(3)	1 installment in April 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of Tokyo-Mitsubishi	271,893	267,740	US$ + Libor 3 months + 0.83%(3)	1 installment in May 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Syndicated transaction (**) - Bank of America Merrill Lynch, Citibank, HSBC and EDC-Export Development Canada	221,475	218,104	US$ + Libor 3 months + 2.7% (4)	5 semiannual installments from May 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Bank of Tokyo-Mitsubishi	172,592	—	US$ + 1.9275%	1 installment in October 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
HSBC	—	44,496	US$ + Libor 3 months + 1.30% (2)	1 installment in October 2017	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
J.P. Morgan	—	199,826	US$ + 2.78% (3)	1 installment in February 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Santa Cruz									TRUE
Scotiabank	—	16,556	US$ + 3.37% (4)	1 installment in July 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Sul Paulista									TRUE
Scotiabank	—	16,556	US$ + 3.37% (4)	1 installment in July 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Leste Paulista									TRUE
Scotiabank	—	16,556	US$ + 3.37% (4)	1 installment in July 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Jaguari									TRUE
Scotiabank	67,219	16,556	US$ + 3.37% (4)	1 installment in July 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Geração									TRUE
HSBC	—	326,159	US$+Libor 3 months + 1.30% (2)	1 installment in March 2017	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
China Construction Bank - Bank credit note	99,443	97,946	US$+Libor 3 months + 1.60% + 1.4% fee (4)	1 installment in June 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	119,314	117,550	US$ + 3.3703% (4)	1 installment in July 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Citibank	397,328	391,380	US$+Libor 3 months + 1.41% (3)	3 annual installments from September 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
China Construction Bank - Bank credit note	33,120	32,624	US$ + Libor 3 months + 1.20% + 1.1% fee (3)	1 installment in September 2019	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	165,572	163,125	US$ + 3.1259%	1 installment in December 2019	CPFL Energia guarantee	Others	USD	usd	TRUE
Paulista Lajeado									TRUE
Banco Itaú	36,311	35,771	US$ + 3.196% (4)	1 installment in March 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
CPFL Brasil									TRUE
Scotiabank	45,161	44,501	US$ + 2.779% (3)	1 installment in August 2018	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	11,731	—	US$ + 2.6201% (3)	1 installment in September 2020	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	253,626	—	US$ + 2.2997% (3)	1 installment in September 2020	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
Scotiabank	159,060	—	US$ + 2.3073%	1 installment in October 2020	CPFL Energia guarantee and promissory notes	CDI	USD	usd	TRUE
									TRUE
Mark to market	(58,552)	(37,415)				Others	USD	usd	TRUE
								usd
Total in foreign currency - fair value	4,858,445	5,502,211

Borrowing costs (*)	(31,816)	(38,143)

Total - Consolidated	10,992,057	13,044,041

The subsidiaries hold swaps converting the operating cost of currency variation to interest tax variation in reais. corresponding to :
(1) 143.85% of CDI	(2) 95.20% of CDI		(3) 99% to 109% of CDI	(4) 109.1% to 119% of CDI
Effective rate:
(a) 30% to 40% of CDI	(d) 70.1% to 80% of CDI		(g) 110.1% to 120% of CDI
(b) 40.1% to 50% of CDI	(e) 80.1% to 90% of CDI		(h) 120.1% to 130% of CDI
(c) 60.1% to 70% of CDI	(f) 100.1% to 110% of CDI

Schedule of maturities principal borrowings
2019	2,737,432
2020	1,744,143
2021	649,487
2022	453,085
2023	371,895
2024 to 2028	1,155,315
2029 to 2033	338,270
Subtotal	7,449,627
Mark to market	(47,177)
Total	7,402,450

Schedule of borrowings by type of interest rates
	Accumulated variation (%)		% of debt
Index	2017	2016	Dec 31, 2017	Dec 31, 2016
IGP-M	(0.52)	7.17	0.52	0.53
TJLP	7.00	7.50	31.38	31.48
CDI	6.89	13.63	59.49	56.31
Others			8.60	11.68
			100.00	100.00

Schedule of main borrowings raised in the period
		R$ thousand
Company	Bank / credit issue	Total approved	Released in 2017	Released net of fundraising costs	Interest	Loan purpose

Local currency
Companhia Luz e Força Santa Cruz, CPFL Leste Paulista, Companhia Jaguari de Energia (CPFL Santa Cruz), CPFL Sul Paulista and CPFL Mococa	FINAME (a)	6,556	6,556	6,556	Quarterly	Subsidiary's investment plan
CPFL Serviços	FINAME (a)	11,286	11,286	11,286	Quarterly	Purchase of machinery and equipment
CPFL Serviços	Promissory Notes	45,000	45,000	45,000	Due with principal	Working capital
CPFL Renováveis	FINEM XXVI	764,109	146,730	142,811	Monthly	Subsidiary's investment plan
CPFL Renováveis	FINEM XXVII	87,184	1,699	1,699	Monthly	Subsidiary's investment plan
CPFL Renováveis	FINEM XXVIII	206,000	1,414	1,414	Monthly	Subsidiary's investment plan
CPFL Renováveis	BBM / Promissory Notes (a)	62,000	62,000	61,833	Due with principal	Working capital
CPFL Renováveis	Bank credit note (a)	11,000	11,000	10,794	Due with principal	Working capital
CPFL Renováveis	Bank credit note (a)	14,000	14,000	13,737	Due with principal	Working capital
CPFL Renováveis	Bank credit note (a)	1,000	1,000	981	Due with principal	Working capital
CPFL Renováveis	Bank credit note (a)	44,000	44,000	44,000	Due with principal	Working capital
CPFL Renováveis	Bank credit note (a)	2,752	2,752	2,700	Due with principal	Working capital

		1,254,887	347,437	342,811

Foreign currency
CPFL Brasil	Law 4.131 - Scotiabank	400,000	400,000	400,000	Semiannual	Working capital
RGE	Law 4.131 - Bank of Tokyo - Mitsubishi	169,260	169,260	169,260	Quarterly	Working capital
		569,260	569,260	569,260

		1,824,147	916,697	912,071